Investments in Real Estate and Real Estate Under Construction (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009 years
Acquired Properties [Abstract]
Initial Cost Basis		$ 128,208,000
Land		12,800,000
Buildings and building improvements		84,057,000
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		1,272,000
Lease in-place Value		21,469,000
Customer Relationships Value		8,610,000
Recognized Aggregate Acquisition Expenses		432,000		164,000
Intangible Assets [Abstract]
Intangible Assets, Gross		546,918,000		577,634,000
Estimated Amortization, 2012		37,925,000
Estimated Amortization, 2013		27,862,000
Estimated Amortization, 2014		22,406,000
Estimated Amortization, 2015		16,819,000
Estimated Amortization, 2016		14,468,000
Below Market Leases [Abstract]
Below-market Leases, Net of Accretion		78,806,000		94,677,000
Future Accretion, 2012		7,134,000
Future Accretion, 2013		6,696,000
Future Accretion, 2014		5,734,000
Future Accretion, 2015		4,671,000
Future Accretion, 2016		3,693,000
Development Arrangements Outstanding [Abstract]
Lease term (in years)					30
Development in Process		32,829,000		11,258,000
Sale Leaseback Transaction Payment	3,275,000
Columbus, Ohio [Member]
Investments in Real Estate and Real Estate Under Construction [Line Items]
Property Purchase Price				16,650,000
Development Arrangements Outstanding [Abstract]
Lease term (in years)				16
Mortgage Debt [Member]
Development Arrangements Outstanding [Abstract]
Non-recourse Mortgage Note	2,450,000	6,468,000
Interest Rate	7.50%
Corporate Joint Venture [Member]
Development Arrangements Outstanding [Abstract]
Maximum Loan to Joint Venture		4,398,000
Lender Subsidiary [Member]
Development Arrangements Outstanding [Abstract]
Acquisition, Development and Construction Arrangements		3
Square feet		751,000
Expected Maximum Commitment/Contribution		104,973,000
Estimated Property Purchase Price/Completion Cost		125,087,000
Office Property [Member] | Eugene Oregon [Member]
Investments in Real Estate and Real Estate Under Construction [Line Items]
Deposit Toward Purchase of Real Estate Under Construction		1,700,000
Development Arrangements Outstanding [Abstract]
Square feet		80,000
Letter of Credit Toward Purchase of Real Estate Under Construction		1,600,000
Purchase Price of Real Estate Under Construction		17,558,000
Office Property [Member] | Rock Hill, South Carolina [Member]
Acquired Properties [Abstract]
Initial Cost Basis		7,395,000
Land		551,000
Buildings and building improvements		4,313,000
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		0
Lease in-place Value		1,853,000
Customer Relationships Value		678,000
Office Property [Member] | Allen, Texas [Member]
Acquired Properties [Abstract]
Initial Cost Basis		36,304,000	[1]
Land		5,591,000	[1]
Buildings and building improvements		21,607,000	[1]
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		0	[1]
Lease in-place Value		5,127,000	[1]
Customer Relationships Value		3,979,000	[1]
Office Property [Member] | Columbus, Ohio [Member]
Acquired Properties [Abstract]
Initial Cost Basis		6,137,000
Land		433,000
Buildings and building improvements		2,773,000
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		0
Lease in-place Value		2,205,000
Customer Relationships Value		726,000
Office Property [Member] | Florence, South Carolina [Member]
Development Arrangements Outstanding [Abstract]
Square feet		32,000
Expected Maximum Commitment/Contribution		5,128,000
Estimated Property Purchase Price/Completion Cost		5,128,000
Lease term (in years)		12
Office Property [Member] | Jessup, Pennsylvania [Member]
Development Arrangements Outstanding [Abstract]
Square feet		150,000
Expected Maximum Commitment/Contribution		20,780,000
Estimated Property Purchase Price/Completion Cost		20,780,000
Lease term (in years)		15
Office Property [Member] | Aurora, Illinois [Member]
Acquired Properties [Abstract]
Initial Cost Basis		15,300,000	[2]
Land		3,063,000	[2]
Buildings and building improvements		5,943,000	[2]
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		1,272,000	[2]
Lease in-place Value		3,616,000	[2]
Customer Relationships Value		1,406,000	[2]
Office Property [Member] | Lender Subsidiary [Member]
Development Arrangements Outstanding [Abstract]
Buildings to Construct		2
Office Property [Member] | Lender Subsidiary [Member] | Saint Joseph, Missouri [Member]
Development Arrangements Outstanding [Abstract]
Square feet		99,000	[3]
Expected Maximum Commitment/Contribution		17,991,000	[3]
Estimated Property Purchase Price/Completion Cost		17,991,000	[3]
Lease term (in years)		15	[3]
Office Property [Member] | Lender Subsidiary [Member] | Huntington, West Virginia [Member]
Development Arrangements Outstanding [Abstract]
Square feet		70,000	[3],[4]
Expected Maximum Commitment/Contribution		11,826,000	[3],[4]
Estimated Property Purchase Price/Completion Cost		12,600,000	[3],[4]
Lease term (in years)		15	[3],[4]
Industrial Property [Member] | Byhalia, Mississippi [Member]
Acquired Properties [Abstract]
Initial Cost Basis		27,492,000
Land		1,005,000
Buildings and building improvements		21,483,000
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		0
Lease in-place Value		4,097,000
Customer Relationships Value		907,000
Industrial Property [Member] | Shelby, North Carolina [Member]
Acquired Properties [Abstract]
Initial Cost Basis		23,470,000	[5]
Land		1,421,000	[5]
Buildings and building improvements		18,917,000	[5]
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		0	[5]
Lease in-place Value		2,712,000	[5]
Customer Relationships Value		420,000	[5]
Industrial Property [Member] | Long Island City, New York [Member]
Development Arrangements Outstanding [Abstract]
Square feet		143,000	[6]
Expected Maximum Commitment/Contribution		46,728,000	[6]
Estimated Property Purchase Price/Completion Cost		55,524,000	[6]
Lease term (in years)		15	[6]
Industrial Property [Member] | Chillicothe Ohio [Member]
Acquired Properties [Abstract]
Initial Cost Basis		12,110,000
Land		736,000
Buildings and building improvements		9,021,000
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		0
Lease in-place Value		1,859,000
Customer Relationships Value		494,000
Industrial Property [Member] | Lender Subsidiary [Member] | Shreveport, Louisiana [Member]
Development Arrangements Outstanding [Abstract]
Square feet		257,000	[3]
Expected Maximum Commitment/Contribution		2,520,000	[3]
Estimated Property Purchase Price/Completion Cost		13,064,000	[3]
Lease term (in years)		10	[3]
Development Deals [Member]
Development Arrangements Outstanding [Abstract]
Development in Process		32,829,000
Real Estate Investment Capitalized Interest		619,000
Payment Guarantee [Member]
Development Arrangements Outstanding [Abstract]
Guarantor Obligations, Current Carrying Value		1,500,000
In-place Lease Values [Member]
Intangible Assets [Abstract]
Intangible Assets, Gross		327,589,000		335,152,000
Development Arrangements Outstanding [Abstract]
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life		11.8
Tenant Relationship Values [Member]
Intangible Assets [Abstract]
Intangible Assets, Gross		152,390,000		156,495,000
Development Arrangements Outstanding [Abstract]
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life		9.7
Above-market Leases [Member]
Intangible Assets [Abstract]
Intangible Assets, Gross		$ 66,939,000		$ 85,987,000
Development Arrangements Outstanding [Abstract]
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life		6.0

[1]	The Company acquired the property from Net Lease Strategic Assets Fund L.P. pursuant to a purchase option.
[2]	Obtained control of joint venture investment (see note 9).
[3]	Acquisition, development and construction arrangement.
[4]	Property acquired in January 2012.
[5]	The Company funded the construction of the property commencing in 2010.
[6]	Joint venture investment. The Company has guaranteed completion to the ground owner. The guarantee obligation was valued at $1,500 and is included in accounts payable and other liabilities in the Consolidated Balance Sheet. In addition, the Company may loan a maximum of $4,398 to the joint venture under certain circumstances. The difference between the Company's expected contribution and the estimated completion cost represents the joint venture partner's equity.